Note 12 - Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Outstanding				Outstanding
	as of				as of
	December 31,				September 30,
Warrant class	2014	Issued	Exercised	Expired	2015

Class E Warrants	3,576,737	-	-	-	3,576,737
Class F Warrants	300,000	-	-	-	300,000
Class G Warrants	1,503,409	-	-	-	1,503,409
Class H Warrants	1,988,095	-	-	-	1,988,095
Class I Warrants	1,043,646	-	-	-	1,043,646
Class J Warrants	629,378	-	-	-	629,378
Class K Warrants	-	3,310,000	-	-	3,310,000
Series A Warrants	25,951,421	-	-	-	25,951,421
Series B Warrants	15,570,852	-	-	(15,570,852)	-
	50,563,538	3,310,000	-	(15,570,852)	38,302,686

	Outstanding				Outstanding				Outstanding
	as of				as of				as of
	December 31,				December 31,				December 31,
Warrant class	2012	Issued	Exercised	Expired	2013	Issued	Exercised	Expired	2014

Class A Warrants	1,106,627	-	-	-	1,106,627	-	-	(1,106,627)	-
Class B Warrants	1,106,627	-	-	-	1,106,627	-	-	(1,106,627)	-
Class D Warrants	1,950,167	-	-	(1,950,167)	-	-	-	-	-
Class E Warrants	3,576,737	-	-	-	3,576,737	-	-	-	3,576,737
Class F Warrants	-	2,000,000	-	(1,700,000)	300,000	-	-	-	300,000
Class G Warrants	-	1,503,409	-	-	1,503,409	-	-	-	1,503,409
Class H Warrants	-	1,988,095	-	-	1,988,095	-	-	-	1,988,095
Class I Warrants	-	1,043,646	-	-	1,043,646	-	-	-	1,043,646
Class J Warrants	-	-	-	-	-	629,378	-	-	629,378
Series A Warrants	-	-	-	-	-	25,951,421	-	-	25,951,421
Series B Warrants	-	-	-	-	-	15,570,852	-	-	15,570,852
	7,740,158	6,535,150	-	(3,650,167)	10,625,141	42,151,651	-	(2,213,254)	50,563,538

Schedule Of Warrant Exercise Price And Expiration Date [Table Text Block]
	Exercise	Expiration
	price/share	date

Class E Warrants	$4.00	April 2016
Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class J Warrants	$0.44	February 2019
Class K Warrants	$0.55	June 2025
Series A Warrants	$0.50	March 2019
Series B Warrants	$1.50	March 2015

	Exercise	Expiration
	price/share	date

Class A Warrants	$4.00	September 2014
Class B Warrants	$8.00	September 2014
Class D Warrants	$2.00	January 2013
Class E Warrants	$4.00	April 2016
Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class J Warrants	$0.44	February 2019
Series A Warrants	$0.50	March 2019
Series B Warrants	$1.50	March 2015